BUSINESS DESCRIPTION (Details)	12 Months Ended
Dec. 31, 2018 Extension
Business Overview [Abstract]
Term of transportation license granted	35 years
Number of extension entitled	1
Term of the extension	10 years
CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	51.00%
Petrobras Participaciones S.L. [Member]
Major Shareholders [Abstract]
Percentage of ownership	100.00%
Pampa Energia [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	10.00%
Trust [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	40.00%
GIP, WST and PCT [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	50.00%
GIP [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	27.10%
WST [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	4.58%
PCT [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	18.32%